                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2009

Check here if Amendment [ ]; Amendment Number: ________
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alleghany Corporation
Address: 7 Times Square Tower, 17th Floor
         New York, NY  10036

Form 13F File Number: 28-1590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Roger B. Gorham
Title: Senior Vice President
Phone: 212-752-1356

Signature, Place, and Date of Signing:


     /s/ Roger B. Gorham          New York, NY    August 12, 2009
------------------------------   -------------   ---------------
         [Signature]             [City, State]        [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2
Form 13F Information Table Entry Total:         68
Form 13F Information Table Value Total:   $622,387
                                        (thousands)

List of Other Included Managers:

No.   Form 13F File Number                 Name
---   --------------------   --------------------------------
2                            RSUI Indemnity Company
3                            Alleghany Insurance Holdings LLC

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 06/30/09

      COLUMN 1       COLUMN 2  COLUMN 3  COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7    COLUMN 8
-------------------- --------- --------- -------- ------------------- --------------- -------- --------------
                                                                        INVESTMENT                 VOTING
                                                     SHRS               DISCRETION                AUTHORITY
                       TITLE              MARKET      OR              ---------------          --------------
                        OF                 VALUE     PRIN    SH/ PUT/ SOLE SHRD OTHER          SOLE SHRD NONE
   NAME OF ISSUER      CLASS     CUSIP   (X 1000)     AMT    PRN CALL  (A)  (B)  (C)   MANAGER  (A)  (B)  (C)
-------------------- --------- --------- -------- ---------- --- ---- ---- ---- ----- -------- ---- ---- ----
AT&T INC             COM       00206R102     994      40,000  SH                  X       3      X
AGILENT TECHNOLOGIES
   INC               COM       00846U101     609      30,000  SH                  X       3      X
ALEXANDER & BALDWIN
   INC               COM       014482103     469      20,000  SH                  X       3      X
AMERICAN EXPRESS CO  COM       025816109     813      35,000  SH                  X       3      X
ANADARKO PETE CORP   COM       032511107  13,957     307,500  SH             X            2      X
ANADARKO PETE CORP   COM       032511107   4,199      92,500  SH             X            3      X
APACHE CORP          COM       037411105  36,724     509,000  SH             X            2      X
APACHE CORP          COM       037411105  11,292     156,500  SH             X            3      X
APPLIED MATLS INC    COM       038222105     551      50,000  SH                  X       3      X
AUTODESK INC         COM       052769106     569      30,000  SH                  X       3      X
AUTOMATIC DATA
   PROCESSING IN     COM       053015103     709      20,000  SH                  X       3      X
BERKSHIRE HATHAWAY
   INC DEL           CL B      084670207   1,158         400  SH                  X       3      X
BOEING CO            COM       097023105     638      15,000  SH                  X       3      X
BURLINGTON NORTHN
   SANTA FE C        COM       12189T104  73,540   1,000,000  SH        X                 1      X
CATERPILLAR INC DEL  COM       149123101     496      15,000  SH                  X       3      X
CHEVRON CORP NEW     COM       166764100  13,913     210,000  SH             X            2      X
CHEVRON CORP NEW     COM       166764100  19,212     290,000  SH             X            3      X
CHUBB CORP           COM       171232101   1,196      30,000  SH                  X       3      X
CINCINNATI FINL CORP COM       172062101  17,880     800,000  SH        X                 1      X
COCA COLA CO         COM       191216100   1,200      25,000  SH                  X       3      X
CONOCOPHILLIPS       COM       20825C104  14,721     350,000  SH             X            2      X
CONOCOPHILLIPS       COM       20825C104  37,013     880,000  SH             X            3      X
COSTCO WHSL CORP NEW COM       22160K105   1,145      25,000  SH                  X       3      X
DEERE & CO           COM       244199105   1,199      30,000  SH             X            3      X
DEVON ENERGY CORP
   NEW               COM       25179M103  22,890     420,000  SH             X            2      X
DEVON ENERGY CORP
   NEW               COM       25179M103  15,260     280,000  SH             X            3      X
DISNEY WALT CO       COM
                     DISNEY    254687106   1,050      45,000  SH                  X       3      X
DU PONT EI DE
   NEMOURS & CO      COM       263534109     897      35,000  SH                  X       3      X
EOG RES INC          COM       26875P101   5,502      81,000  SH             X            2      X
EOG RES INC          COM       26875P101   8,422     124,000  SH             X            3      X
EMERSON ELEC CO      COM       291011104   1,134      35,000  SH                  X       3      X
EXXON MOBIL CORP     COM       30231G102   2,097      30,000  SH                  X       3      X
FPL GROUP INC        COM       302571104  10,747     189,000  SH             X            2      X
FPL GROUP INC        COM       302571104   4,321      76,000  SH             X            3      X
FEDEX CORP           COM       31428X106     834      15,000  SH                  X       3      X
FREEPORT-MCMORAN
   COPPER & GO       PFD CONV  35671D782  15,932     200,000  SH             X            2      X
FREEPORT-MCMORAN
   COPPER & GO       PFD CONV  35671D782  15,932     200,000  SH             X            3      X
GENERAL ELECTRIC CO  COM       369604103     879      75,000  SH                  X       3      X
GLOBAL INDS LTD      COM       379336100  21,185   3,743,000  SH             X            2      X
GLOBAL INDS LTD      COM       379336100   9,379   1,657,000  SH             X            3      X
HESS CORP            COM       42809H107  10,750     200,000  SH             X            2      X
HESS CORP            COM       42809H107  10,750     200,000  SH             X            3      X
HOME DEPOT INC       COM       437076102     473      20,000  SH                  X       3      X
INTEL CORP           COM       458140100   1,407      85,000  SH                  X       3      X
INTERNATIONAL
   BUSINESS MACHS    COM       459200101   1,253      12,000  SH                  X       3      X
INTUIT               COM       461202103     564      20,000  SH                  X       3      X
JOHNSON AND JOHNSON  COM       478160104   1,420      25,000  SH                  X       3      X
KELLOGG CO           COM       487836108   1,164      25,000  SH                  X       3      X
LAUDER ESTEE COS INC CL A      518439104     817      25,000  SH                  X       3      X
LILLY ELI & CO       COM       532457108   1,559      45,000  SH                  X       3      X
MARRIOTT INTL INC
   NEW               CL A      571903202     772      35,000  SH                  X       3      X
MEDTRONIC INC        COM       585055106   1,396      40,000  SH                  X       3      X
MICROSOFT CORP       COM       594918104   2,020      85,000  SH                  X       3      X
NEWS CORP            CL A      65248E104     638      70,000  SH                  X       3      X
NOBLE ENERGY INC     COM       655044105   1,179      20,000  SH                  X       3      X
NORDSTROM INC        COM       655664100     597      30,000  SH                  X       3      X
NOVARTIS AG          SPONSORED
                     ADR       66987V109   1,020      25,000  SH                  X       3      X
NUSTAR ENERGY LP     UNIT COM  67058H102   7,248     134,500  SH             X            2      X
NUSTAR ENERGY LP     UNIT COM  67058H102   3,530      65,500  SH             X            3      X
OCCIDENTAL PETE CORP
   DEL               COM       674599105  65,810   1,000,000  SH             X            3      X
OLD REP INTL CORP    COM       680223104  19,700   2,000,000  SH             X            3      X
PETROLEO BRASILEIRO
   SA PETRO          SPONSORED
                     ADR       71654V408  13,708     334,500  SH             X            2      X
PETROLEO BRASILEIRO
   SA PETRO          SPONSORED
                     ADR       71654V408   8,831     215,500  SH             X            3      X
PLAINS EXPL& PRODTN
   CO                COM       726505100  13,872     507,000  SH             X            2      X
PLAINS EXPL& PRODTN
   CO                COM       726505100   5,280     193,000  SH             X            3      X


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

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 06/30/09

      COLUMN 1       COLUMN 2  COLUMN 3  COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7    COLUMN 8
-------------------- --------- --------- -------- ------------------- --------------- -------- --------------
                                                                        INVESTMENT                 VOTING
                                                     SHRS               DISCRETION                AUTHORITY
                       TITLE              MARKET      OR              ---------------          --------------
                        OF                 VALUE     PRIN    SH/ PUT/ SOLE SHRD OTHER          SOLE SHRD NONE
   NAME OF ISSUER      CLASS     CUSIP   (X 1000)     AMT    PRN CALL  (A)  (B)  (C)   MANAGER  (A)  (B)  (C)
-------------------- --------- --------- -------- ---------- --- ---- ---- ---- ----- -------- ---- ---- ----
PROCTER & GAMBLE CO  COM       742718109    1,533     30,000  SH                  X       3      X
SCHLUMBERGER LTD     COM       806857108    1,353     25,000  SH                  X       3      X
SIEMENS A G          SPONSORED
                     ADR       826197501      865     12,500  SH                  X       3      X
SIGMA ALDRICH CORP   COM       826552101      991     20,000  SH                  X       3      X
SONY CORP            ADR NEW   835699307      647     25,000  SH                  X       3      X
STATE STR CORP       COM       857477103      708     15,000  SH                  X       3      X
SYSCO CORP           COM       871829107      674     30,000  SH                  X       3      X
3M CO                COM       88579Y101    1,322     22,000  SH                  X       3      X
TRICO MARINE
   SERVICES INC      COM NEW   896106200    2,950    865,000  SH             X            2      X
TRICO MARINE
   SERVICES INC      COM NEW   896106200    1,227    360,000  SH             X            3      X
US BANCORP DEL       COM NEW   902973304      448     25,000  SH
WAL MART STORES INC  COM       931142103    1,453     30,000  SH                  X       3      X
WASHINGTON POST CO   CL B      939640108      704      2,000  SH                  X       3      X
WELLS FARGO & CO NEW COM       949746101      485     20,000  SH                  X       3      X
WILLIAMS CO INC DEL  COM       969457100    8,273    530,000  SH             X            2      X
WILLIAMS CO INC DEL  COM       969457100    7,337    470,000  SH             X            3      X
XTO ENERGY INC       COM       98385X106   11,404    299,000  SH             X            2      X
XTO ENERGY INC       COM       98385X106   10,336    271,000  SH             X            3      X
ZENITH NATL INS CORP COM       989390109    3,261    150,000  SH             X            3      X

GRAND TOTAL                               622,387 20,779,400


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